Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 17,461	$ 47,373	$ 384,505
Prepaid expenses	64,799	71,700	107,200
Total current assets	82,260	119,073	491,705
Marketable securities held in Trust Account	21,115,584	21,100,382	116,157,607
TOTAL ASSETS	21,197,844	21,219,455	116,649,312
Current liabilities
Accounts payable and accrued expenses	1,711,761	1,017,057	262,184
Advance from related party	2,754,750	1,040,050
Promissory note – related party	2,579,979	2,579,979
Total current liabilities	7,046,490	4,637,086	262,184
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000
TOTAL LIABILITIES	11,071,490	8,662,086	4,287,184
Commitments and contingencies (see Note 6)
Ordinary shares subject to possible redemption, 1,851,416 and 1,984,080 shares issued and outstanding at approximately $11.41 and $10.63 per share redemption value as of September 30, 2023 and December 31, 2022, respectively	21,115,584	21,100,382	116,157,607
Shareholders’ Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,340,000 shares issued and outstanding (excluding 1,851,416 and 1,984,080 shares subject to redemption) as of September 30, 2023 and December 31, 2022, respectively	334	334	334
Additional paid-in capital
Accumulated deficit	(10,989,564)	(8,543,347)	(3,795,813)
Total Shareholders’ Deficit	(10,989,230)	(8,543,013)	(3,795,479)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS’ DEFICIT	$ 21,197,844	$ 21,219,455	$ 116,649,312